Summary of Significant Accounting Policies (Policies) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are presented on the accrual basis of accounting.
Use of Estimates
Use of Estimates
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are carried at fair value as determined on the last day of the Plan year. Fair value of financial instruments is what would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note C for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend
date. Interest income is recorded on the accrual basis. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Contributions
Contributions
Contributions from Plan participants and the matching contributions from each Participating Employer are recorded in the year in which the employee contributions are withheld from compensation.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses
Administrative Expenses
Processing fees of the Plan are charged against the participant’s account balance that was responsible for the expense. Effective 2022, administrative expenses are paid by the Plan or may be paid by the Employer at the Employer’s discretion. Administrative expenses paid by the Plan may be allocated to participants on a Pro Rata or Per Capita basis, at the Employer’s discretion. Administrative expenses paid by the Employer are excluded from these financial statements. Investment-related expenses are included in the net appreciation in fair value of investments.

The agreement between the Trustee and the Plan included a revenue-sharing arrangement, whereby the Trustee shares revenue generated by the Plan in excess of the Trustee’s fee. These deposits are included as part of the net appreciation in fair value of investments on the Statement of Changes in Net Assets Available for Benefits. These funds are used to pay other Plan expenses, with the option of any remaining amounts being reallocated to participants.
At December 31, 2025 and 2024, $204,810 and $222,609 respectively, were available to be reallocated or pay Plan expenses. During the year ended December 31, 2025, $124,943 were used to pay Plan expenses. No amounts were reallocated to participants in 2025.

Risks, Uncertainties and Concentrations
Risks, Uncertainties and Concentrations
Investments, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risk. Due to the level of risk associated with investment securities, it is reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.
At December 31, 2025 and 2024, the Plan held investments in Vanguard Institutional Index Fund and Fidelity Advisor Equity Growth Z, representing approximately 18% and 16%, respectively, of Plan investments in 2025 and 18% and 17%, respectively, in 2024.